Summary of Significant Accounting Policies: - Shipping handling and research and development costs (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Shipping and handling costs	$ 50,891	$ 47,713	$ 42,458
Research and development costs	$ 2,876	$ 2,075	$ 2,181